Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Capital Management
The Company’s capital is summarized as follows:

	December 31,	December 31,

	2021	2020

Secured notes payable	$ 375,517	$ 374,706

Dunebridge revolving credit facility	-	31,813

Share capital	631,717	631,498

Share-based payments reserve	7,469	6,820

Deficit	(289,785)	(565,952)

	$ 724,918	$ 478,885